SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE

As of September 30, 2021, there were the following potentially dilutive securities that were excluded from diluted net loss per share because their effect would be anti-dilutive:

Shares from the conversion of Series B Preferred Stock not inclusive of dividends	9,431,250
Shares from the conversion of Series E-1 Preferred Stock (subject to vesting in 2021 through 2023 and potential forfeiture)	8,500,000
Shares from common stock options	1,112,619
Shares from common stock warrants	7,559,289
Shares from the conversion of debentures	218,750
Shares from the conversion of redeemable convertible preferred stock (based upon an assumed conversion price at September 30, 2021 of $0.16 per share; inclusive of cumulative dividends which may be converted to shares of common stock under certain conditions)	4,286,875

As of September 30, 2020, there were the following potentially dilutive securities that were excluded from diluted net loss per share because their effect would be anti-dilutive:

Shares from common stock options	468,619
Shares from common stock warrants	46,154
Shares from the conversion of debentures	66,000
Shares that may be converted from Bridge Notes (based upon an assumed conversion price at September 30, 2020 of $1.98 per share)	8,079,617
Shares from the conversion of redeemable convertible preferred stock (inclusive of cumulative dividends which may be converted to shares of common stock under certain conditions).	3,522,591

Shares from the conversion of Series B Preferred Stock	1,756,250
Shares from the conversion of Series E-1 Preferred Stock (subject to vesting in 2021 through 2023 and potential forfeiture)	7,650,000
Shares from common stock options	468,619
Shares from common stock warrants	46,154
Shares from the conversion of debentures	625,000
Shares that may be converted from Bridge Notes (based upon an assumed conversion price at December 31, 2020 of $0.22 per share)	6,578,702
Shares from the conversion of redeemable convertible preferred stock (based upon an assumed conversion price at December 31, 2020 of $0.22 per share; not inclusive of cumulative dividends which may be converted to shares of common stock under certain conditions)	2,727,273

At December 31, 2019, there were the following potentially dilutive securities that were excluded from diluted net loss per share because their effect would be anti-dilutive (all shares adjusted to reflect a 25:1 reverse stock split effected on September 4, 2020):

Shares from common stock options	340,619
Shares from common stock warrants	126,154
Shares from the conversion of debentures	66,000
Shares that may be converted from Bridge Notes (based upon an assumed conversion price at December 31, 2019 of $2.10 per share);	2,858,671
Shares from the conversion of redeemable convertible preferred stock (not inclusive of cumulative dividends which may be converted to shares of common stock under certain conditions).	299,442

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES
Years
Furniture and equipment	7
Computers	5